EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 18, 2015 (Accession No. 0001193125-15-294699), to the Prospectus and Statement of Additional Information dated July 31, 2015, for Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF, a series of DBX ETF Trust.